Transaction with JD.com, Inc. (Narrative) (Details) - May. 08, 2015 ¥ in Millions, $ in Millions	USD ($) shares	CNY (¥) shares
Share subscription agreement [Member]
Transaction with JD.com, Inc. [Line Items]
Agreement period	5 years	5 years
Business Cooperation Agreement [Member]
Transaction with JD.com, Inc. [Line Items]
Agreement period	5 years	5 years
Share subscription agreement and Business Cooperation Agreement [Member] | Class A ordinary shares [Member]
Transaction with JD.com, Inc. [Line Items]
Ordinary shares issued	65,625,000	65,625,000
Cash consideration of ordinary shares issued	$ 250	¥ 1,528.2